Schedule of provision for income taxes (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Income Tax Disclosure [Abstract]
Current year income tax expense	$ 474	$ 610		$ 2,902
Overprovision of current taxation on respect of prior year	(641)	(825)	(3,750)
Income tax expense	$ (167)	$ (215)	$ (3,750)	$ 2,902